UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Municipal Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
New Jersey Municipal Money Market Fund	3
New Jersey Long-Term Tax-Exempt Fund	18
Trustees Approve Advisory Arrangements	58
Liquidity Risk Management	60

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,004.75	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$985.53	$0.84
Admiral™ Shares	1,000.00	985.92	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

New Jersey Municipal Money Market Fund

Distribution by Effective Maturity1

As of May 31, 2020

1 - 7 Days	72.9%
8 - 30 Days	4.4
31 - 60 Days	4.8
61 - 90 Days	2.5
91 - 180 Days	7.7
Over 180 Days	7.7

1 Percentage of investments.

New Jersey Municipal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (90.9%)
New Jersey (90.9%)
	Bergen County NJ GO	3.000%	7/15/20		2,470	2,475
	Bergen County NJ GO	2.000%	12/11/20		19,895	19,989
	Bergen County NJ Improvement Authority Revenue (Bergen New Bridge Medical Center Project)	4.000%	9/1/20		1,675	1,686
	Brick Township NJ BAN	2.250%	6/24/20		4,000	4,002
	Burlington County NJ Bridge Commission Revenue	5.000%	12/1/20		1,500	1,530
	Edison Township NJ BAN	2.500%	1/13/21		10,000	10,093
	Essex County NJ Improvement Authority Revenue (Fern Senior Housing Project) VRDO	0.160%	6/5/20	LOC	7,300	7,300
	Essex County NJ Improvement Authority Revenue (Jewish Community Center of MetroWest Inc. Project) VRDO	0.090%	6/5/20	LOC	7,965	7,965
	Essex County NJ Improvement Authority Revenue (Pooled Government Loan) VRDO	0.050%	6/5/20	LOC	17,115	17,115
	Fair Lawn NJ BAN	1.750%	9/11/20		2,500	2,504
	Gloucester County NJ Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	0.010%	6/1/20		21,750	21,750
	Hoboken NJ BAN	1.750%	3/3/21		4,754	4,777
	Howell Township NJ BAN	2.000%	10/9/20		3,000	3,007
	Hudson County NJ Improvement Authority Lease Revenue	2.500%	9/18/20		4,750	4,766
[1]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational - Technical Schools Project) TOB VRDO	0.140%	6/5/20		1,730	1,730
[1]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational - Technical Schools Project) TOB VRDO	0.190%	6/5/20		4,875	4,875
	Hudson County NJ Improvement Authority Pooled Revenue	2.000%	2/19/21		10,000	10,072
	Hudson NJ BAN	2.000%	12/8/20		16,854	16,902
	Jefferson Township NJ BAN	2.250%	6/19/20		2,851	2,852
	Jersey City NJ BAN	3.000%	1/13/21		10,000	10,123
	Lawrence Township NJ BAN	2.250%	6/19/20		3,015	3,016
	Lawrence Township NJ BAN	2.000%	7/17/20		6,950	6,955
	Livingston NJ BAN	2.000%	10/9/20		13,000	13,032
	Livingston NJ BAN	1.750%	2/2/21		10,217	10,263
	Mahwah Township NJ BAN	2.000%	7/31/20		5,000	5,005

New Jersey Municipal Money Market Fund
					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mahwah Township NJ BAN	1.750%	10/2/20		3,950	3,955
	Mercer County NJ BAN	2.000%	6/15/20		10,000	10,003
	Middlesex NJ BAN	3.000%	6/5/20		14,554	14,556
	Monmouth County NJ GO	2.000%	12/29/20		5,000	5,026
	Monroe Township NJ Middlesex County BAN	2.500%	6/10/20		6,000	6,001
	Monroe Township NJ Middlesex County GO	4.000%	8/1/20		1,000	1,005
	Montclair NJ BAN	2.500%	10/30/20		5,034	5,060
	Morris County NJ Improvement Authority Revenue	3.000%	8/4/20		2,000	2,006
	Morris Plains NJ BAN	2.000%	12/11/20		1,416	1,421
	Morristown NJ BAN	2.500%	6/5/20		1,822	1,822
	New Jersey Economic Development Authority Industrial Development Revenue (Ocean Spray Cranberries Inc. Project) VRDO	0.170%	6/5/20	LOC	8,000	8,000
	New Jersey Economic Development Authority Natural Gas Facilities Revenue (New Jersey Natural Gas) VRDO	0.030%	6/5/20	LOC	20,800	20,800
	New Jersey Economic Development Authority Revenue (Columbia University Project) CP	1.000%	6/12/20		4,665	4,665
	New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	0.120%	6/5/20	LOC	34,100	34,100
[1]	New Jersey Economic Development Authority Revenue (New Jersey Natural Gas Co.) TOB VRDO	0.180%	6/5/20	LOC	13,575	13,575
[1]	New Jersey Economic Development Authority Revenue (New Jersey Natural Gas Co.) TOB VRDO	0.190%	6/5/20	LOC	4,460	4,460
	New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.875%	6/1/20	(Prere.)	3,000	3,000
[1]	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.200%	6/5/20	LOC	9,805	9,805
	New Jersey Economic Development Authority Revenue (Trustees of the Lawrenceville School Project) VRDO	0.020%	6/1/20		21,000	21,000
	New Jersey Economic Development Authority Revenue (Trustees of the Lawrenceville School Project) VRDO	0.030%	6/1/20		24,100	24,100
	New Jersey Economic Development Authority Revenue Pollution Control Revenue (Exxon Project) VRDO	0.030%	6/1/20		1,700	1,700
[1]	New Jersey Economic Development Authority Revenue TOB VRDO	0.170%	6/5/20		7,500	7,500
[1]	New Jersey Economic Development Authority TOB VRDO	0.180%	6/5/20	LOC	15,650	15,650
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	0.010%	6/5/20		16,800	16,800
[1]	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	0.100%	6/5/20		6,000	6,000

New Jersey Municipal Money Market Fund
					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	0.100%	6/5/20		4,000	4,000
[1]	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	0.110%	6/5/20		3,330	3,330
[1]	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	0.180%	6/5/20		4,330	4,330
	New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/20		1,565	1,580
	New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/20		1,220	1,232
	New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/20		860	868
	New Jersey Health Care Facilities Finance Authority (Community Hospital Group Inc.) VRDO	0.190%	6/5/20	LOC	800	800
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health) VRDO	0.110%	6/5/20	LOC	17,000	17,000
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	0.120%	6/5/20	LOC	24,565	24,565
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	0.120%	6/5/20	LOC	23,950	23,950
[1]	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	0.290%	6/5/20		8,975	8,975
[1]	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	0.290%	6/5/20		2,175	2,175
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	0.100%	6/5/20	LOC	10,520	10,520
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	0.100%	6/5/20	LOC	8,540	8,540
[1]	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System) TOB VRDO	0.140%	6/5/20		4,140	4,140
	New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital) VRDO	0.100%	6/5/20	LOC	13,600	13,600
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.090%	6/5/20	LOC	11,895	11,895
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.100%	6/5/20	LOC	42,000	42,000
	New Jersey Health Care Facilities Financing Authority Revenue VRDO	0.130%	6/5/20	LOC	3,260	3,260
[1]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.180%	6/5/20		14,905	14,905
[1]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.180%	6/5/20		1,965	1,965
	New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue PUT	1.580%	6/1/20		1,700	1,700
	New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue VRDO	0.030%	6/5/20	LOC	6,315	6,315

New Jersey Municipal Money Market Fund
					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue VRDO	0.140%	6/5/20	LOC	58,705	58,705
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	0.170%	6/5/20		5,515	5,515
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	0.170%	6/5/20		4,780	4,780
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	0.220%	6/5/20		6,500	6,500
[1]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	0.170%	6/5/20	LOC	19,335	19,335
[1]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	0.170%	6/5/20	(15)LOC	6,720	6,720
[1]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	0.190%	6/5/20	LOC	12,700	12,700
[1]	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.200%	6/5/20	LOC	18,750	18,750
[1,2]	New Jersey Turnpike Authority Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.290%	7/1/20	LOC	2,500	2,500
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.200%	6/5/20	LOC	12,215	12,215
	North Brunswick Township NJ BAN	3.000%	7/21/20		8,951	8,972
	North Brunswick Township NJ GO	2.750%	7/15/20		1,000	1,002
	Parsippany-Troy Hills Township NJ BAN	2.000%	11/13/20		3,185	3,197
	Passaic County NJ BAN	2.000%	12/3/20		7,000	7,030
	Port Authority of New York & New Jersey Revenue CP	0.450%	7/22/20		12,165	12,165
	Port Authority of New York & New Jersey Revenue CP	0.350%	9/16/20		14,100	14,100
	Port Authority of New York & New Jersey Revenue CP	1.900%	9/30/20		13,755	13,755
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.110%	6/1/20		18,250	18,250
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.150%	6/5/20		2,100	2,100
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.150%	6/5/20		100	100
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.160%	6/5/20		850	850
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.160%	6/5/20		530	530
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.170%	6/5/20		2,360	2,360
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.180%	6/5/20		9,160	9,160
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.190%	6/5/20	LOC	6,595	6,595

New Jersey Municipal Money Market Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.190%	6/5/20	1,000	1,000
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.220%	6/5/20	10,845	10,845
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.240%	6/5/20	3,500	3,500
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.240%	6/5/20	1,170	1,170
	Princeton University New Jersey CP	0.250%	8/3/20	15,000	15,000
	River Vale NJ GO	1.750%	7/17/20	6,157	6,160
	Rutgers State University New Jersey CP	0.250%	7/23/20	20,207	20,207
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.040%	6/5/20	6,700	6,700
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.100%	6/5/20	5,000	5,000
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.110%	6/5/20	1,840	1,840
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.120%	6/5/20	25,510	25,510
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.170%	6/5/20	11,780	11,780
	Rutgers State University New Jersey Revenue VRDO	0.050%	6/1/20	37,285	37,285
	Secaucus NJ BAN	1.750%	8/7/20	4,000	4,003
	Somerset County NJ BAN	3.000%	9/11/20	5,000	5,026
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.000%	9/11/20	10,000	10,051
	Sussex County NJ BAN	2.500%	6/19/20	7,383	7,387
	Toms River NJ BAN	2.500%	6/18/20	11,000	11,006
[1]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	0.140%	6/5/20	1,600	1,600
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	0.010%	6/1/20	22,700	22,700
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	0.030%	6/1/20	17,900	17,900
[1]	Union County NJ Utilities Authority Revenue TOB VRDO	0.080%	6/1/20	3,500	3,500
[1]	Union County NJ Utilities Authority Revenue TOB VRDO	0.220%	6/5/20	8,815	8,815
	Voorhees NJ BAN	1.750%	8/20/20	5,208	5,214
	Wayne Township NJ BAN	1.500%	6/24/20	7,000	7,001
	West Milford NJ BAN	1.750%	9/18/20	8,449	8,461
	Woodbridge Township NJ BAN	3.000%	10/16/20	5,620	5,668
Total Tax-Exempt Municipal Bonds (Cost $1,159,654)					1,159,654

New Jersey Municipal Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (8.4%)
Money Market Fund (8.4%)
[3] Vanguard Municipal Cash Management Fund
(Cost $107,281)	0.169%	1,072,810	107,303
Total Investments (99.3%) (Cost $1,266,935)			1,266,957
Other Assets and Liabilities—Net (0.7%)			9,534
Net Assets (100%)			1,276,491

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $317,635,000, representing 24.9% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,159,654)	1,159,654
Affiliated Issuers (Cost $107,281)	107,303
Total Investments in Securities	1,266,957
Investment in Vanguard	61
Cash	63
Receivables for Investment Securities Sold	2,570
Receivables for Accrued Income	5,382
Receivables for Capital Shares Issued	2,270
Other Assets	1,646
Total Assets	1,278,949
Liabilities
Payables for Investment Securities Purchased	16
Payables for Capital Shares Redeemed	2,320
Payables for Distributions	21
Payables to Vanguard	101
Total Liabilities	2,458
Net Assets	1,276,491

At May 31, 2020, net assets consisted of:

Paid-in Capital	1,276,446
Total Distributable Earnings (Loss)	45
Net Assets	1,276,491

Net Assets
Applicable to 1,276,107,906 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,276,491
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest[1]	7,559
Total Income	7,559
Expenses
The Vanguard Group—Note B
Investment Advisory Services	153
Management and Administrative	783
Marketing and Distribution	105
Shareholders’ Reports	46
Trustees’ Fees and Expenses	1
Total Expenses	1,088
Net Investment Income	6,471
Realized Net Gain (Loss) on Investment Securities Sold[1]	9
Change in Unrealized Appreciation (Depreciation) on Investment Securities[1]	22
Net Increase (Decrease) in Net Assets Resulting from Operations	6,502
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $94,000, $1,000, and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,471	18,526
Realized Net Gain (Loss)	9	110
Change in Unrealized Appreciation (Depreciation)	22	—
Net Increase (Decrease) in Net Assets Resulting from Operations	6,502	18,636
Distributions[1]
Total Distributions	(6,471)	(18,525)
Capital Share Transactions (at $1.00 per share)
Issued	426,868	737,215
Issued in Lieu of Cash Distributions	5,904	17,199
Redeemed	(554,746)	(777,596)
Net Increase (Decrease) from Capital Share Transactions	(121,974)	(23,182)
Total Increase (Decrease)	(121,943)	(23,071)
Net Assets
Beginning of Period	1,398,434	1,421,505
End of Period	1,276,491	1,398,434

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005[1]	.013[1]	.012[1]	.006[1]	.002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.005	.013	.012	.006	.002	.0001
Distributions
Dividends from Net Investment Income	(.005)	(.013)	(.012)	(.006)	(.002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.013)	(.012)	(.006)	(.002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.48%	1.31%	1.21%	0.63%	0.24%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,276	$1,398	$1,422	$1,289	$1,198	$1,345
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.14%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	0.95%	1.31%	1.21%	0.63%	0.23%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

New Jersey Municipal Money Market Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $61,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New Jersey Municipal Money Market Fund

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,266,935
Gross Unrealized Appreciation	46
Gross Unrealized Depreciation	(24)
Net Unrealized Appreciation (Depreciation)	22

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $141,885,000 and $46,600,000, respectively.

F. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	4.6%
1 - 3 Years	2.8
3 - 5 Years	3.1
5 - 10 Years	13.3
10 - 20 Years	45.5
20 - 30 Years	26.7
Over 30 Years	4.0

The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New Jersey (98.5%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,973
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,506
Atlantic City NJ GO	5.000%	12/1/23	1,115	1,100
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	305
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	913
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,194
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,477
Atlantic City NJ Municipal Utilities Authority Revenue	4.000%	5/1/21	200	202
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/28 (4)	3,000	3,594
Atlantic County NJ Improvement Authority Revenue	4.000%	7/1/46 (4)	5,000	5,330
Bergen County NJ GO	3.000%	7/15/38	1,620	1,705
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/39	4,000	4,589
Brigantine NJ GO	5.000%	10/1/20	1,020	1,036
Burlington County NJ Bridge Commission Revenue	5.000%	4/15/32	500	654
Burlington County NJ Bridge Commission Revenue	5.000%	10/1/36	1,000	1,234
Burlington County NJ GO	3.000%	5/1/30	1,610	1,813
Burlington County NJ GO	3.000%	5/1/31	1,650	1,846
Burlington County NJ GO	3.000%	5/1/32	1,695	1,880
Burlington County NJ GO	3.000%	5/1/33	1,745	1,922
Burlington County NJ GO	3.000%	5/1/34	1,790	1,962
Camden County NJ GO	3.000%	3/1/33	550	606
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,644
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,825
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,143
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/31	5,970	6,476

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,701
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/33	2,000	2,153
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,612
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,474
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,440
Camden County NJ Improvement Authority Revenue	5.000%	1/15/32	515	633
Camden County NJ Improvement Authority Revenue	5.000%	1/15/34	500	609
Camden County NJ Improvement Authority Revenue	4.000%	1/15/36	500	569
Camden County NJ Improvement Authority Revenue	4.000%	1/15/36	3,310	3,885
Camden County NJ Improvement Authority Revenue	4.000%	1/15/37	3,470	4,057
Camden County NJ Improvement Authority Revenue	4.000%	1/15/38	880	995
Camden County NJ Improvement Authority Revenue	4.000%	1/15/38	1,705	1,987
Camden County NJ Improvement Authority Revenue	4.000%	1/15/39	1,000	1,128
Camden County NJ Improvement Authority Revenue	4.000%	1/15/39	1,260	1,464
Cedar Grove Township NJ School District GO	2.000%	8/15/24	290	307
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/54 (15)	6,000	6,813
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	5.000%	10/1/58 (15)	5,500	6,640
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/35	1,000	1,066
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/36	1,000	1,061
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/37	1,000	1,057
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,000	1,054
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/42	9,980	10,735
Delaware River & Bay Authority Delaware Revenue	4.000%	1/1/44	2,000	2,245
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/24	625	742
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	300	370

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	500	616
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,540	1,950
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,816
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/33	100	131
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,945
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/34	135	176
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,589
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/35	175	227
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/36	155	200
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37	150	193
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/38	170	218
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/39	170	217
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,998
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,670
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24	420	440
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24	2,500	2,887
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26	4,460	4,632
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27	2,660	2,751
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31	1,730	2,181
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33	3,000	3,346
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/35	1,385	1,707
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37	12,020	13,309
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/38	3,500	4,248
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/39	3,500	4,235
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40	2,500	2,757
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40	3,000	3,622
Delran Township NJ GO	2.000%	10/15/23	600	630

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Brunswick Township NJ Board of Education GO	4.000%	5/15/33	350	432
East Brunswick Township NJ Board of Education GO	4.000%	5/15/36	350	421
East Brunswick Township NJ Board of Education GO	3.000%	5/15/37	620	672
East Brunswick Township NJ Board of Education GO	3.000%	5/15/38	500	539
East Brunswick Township NJ Board of Education GO	3.000%	5/15/39	730	784
East Brunswick Township NJ Board of Education GO	3.000%	5/15/40	755	810
East Orange NJ (Board of Education Project) GO	5.000%	10/15/32 (4)	795	1,039
East Orange NJ (Board of Education Project) GO	5.000%	10/15/33 (4)	610	793
East Orange NJ (Board of Education Project) GO	3.000%	10/15/34 (4)	400	438
East Orange NJ (Board of Education Project) GO	3.000%	10/15/35 (4)	400	434
East Orange NJ (Board of Education Project) GO	4.000%	10/15/40 (4)	1,345	1,545
East Orange NJ GO	4.000%	9/15/23 (4)	705	784
East Orange NJ GO	4.000%	9/15/24 (4)	255	291
East Orange NJ GO	4.000%	9/15/25 (4)	1,360	1,586
Edgewater NJ GO	1.000%	2/15/34	1,105	946
Essex County NJ Improvement Authority GO	4.000%	9/1/40	1,440	1,604
Essex County NJ Improvement Authority GO	4.000%	9/1/41	1,440	1,600
Essex County NJ Improvement Authority GO	4.000%	9/1/42	1,440	1,598
Essex County NJ Improvement Authority GO	4.000%	9/1/43	1,440	1,595
Essex County NJ Improvement Authority GO	4.000%	9/1/44	1,440	1,592
Essex County NJ Improvement Authority GO	4.000%	9/1/45	1,440	1,590
Essex County NJ Improvement Authority GO	4.000%	9/1/46	1,000	1,104
Essex County NJ Improvement Authority GO	4.000%	9/1/47	1,440	1,589
Essex County NJ Improvement Authority GO	4.000%	9/1/48	1,440	1,587
Essex County NJ Improvement Authority Revenue	4.000%	11/1/37	1,540	1,754
Essex County NJ Improvement Authority Revenue	4.000%	11/1/38	1,000	1,137
Ewing Township NJ School District GO	4.000%	7/15/32	2,610	3,087
Ewing Township NJ School District GO	4.000%	7/15/34	3,040	3,563
Ewing Township NJ School District GO	4.000%	7/15/35	3,045	3,553
Ewing Township NJ School District GO	4.000%	7/15/37	3,000	3,475
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,500	6,734
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28 (4)	6,535	5,308
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,776
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/30	3,910	4,404
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,411

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/31	1,950	2,180
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/32	1,775	1,975
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/33	2,275	2,521
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/34	1,200	1,327
Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/37	750	878
Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/38	700	817
Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/39	600	698
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44	1,500	1,627
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44	2,250	2,775
Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/48	2,000	2,289
Harrison NJ GO	2.000%	5/15/23	270	281
Harrison NJ GO	4.000%	3/1/38 (15)	1,945	2,230
Harrison NJ GO	4.000%	3/1/41 (15)	2,180	2,481
Haworth NJ GO	2.000%	8/1/23	450	470
Haworth NJ GO	2.000%	8/1/24	455	481
Hawthorne NJ School District GO	3.000%	9/1/31 (15)	1,350	1,478
Hudson County NJ Improvement Authority Lease Revenue	5.000%	5/1/41	5,515	6,607
Hudson County NJ Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,539
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51	7,100	8,517
Hudson County NJ Improvement Authority Lease Revenue (Union City School District Parking Project)	5.000%	6/15/37	1,500	1,748
Jersey City NJ GO	4.000%	12/1/24 (15)	250	287
Jersey City NJ GO	5.000%	11/1/31	510	641
Jersey City NJ GO	5.000%	11/1/33	415	516
Jersey City NJ GO	4.000%	11/1/34	2,000	2,337
Jersey City NJ GO	4.000%	11/1/35	1,170	1,362
Jersey City NJ GO	4.000%	11/1/36	1,765	2,050
Jersey City NJ GO	5.000%	11/1/37	1,000	1,227
Kingsway NJ Regional School District GO	3.000%	1/15/28	365	399
Longport NJ GO	2.000%	7/15/23	490	514
Longport NJ GO	2.000%	7/15/24	500	532
Maple Shade Township NJ School District GO	3.000%	7/15/25 (4)	950	1,061
Maple Shade Township NJ School District GO	3.000%	7/15/31 (4)	1,850	2,013
Maple Shade Township NJ School District GO	3.000%	7/15/37 (4)	1,920	2,020
Maple Shade Township NJ School District GO	3.000%	7/15/38 (4)	1,925	2,020
Maple Shade Township NJ School District GO	3.000%	7/15/39 (4)	1,925	2,016
Maple Shade Township NJ School District GO	3.000%	7/15/40 (4)	1,985	2,076
Mercer County NJ GO	3.000%	2/15/31	1,000	1,094
Mercer County NJ GO	0.050%	2/15/32	5,000	4,028

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mercer County NJ Improvement Authority Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,980
Middlesex County NJ COP	4.000%	6/15/28	350	432
Monmouth County NJ GO	5.000%	7/15/34	580	769
Monmouth County NJ GO	5.000%	7/15/34	1,340	1,776
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/32	1,000	1,236
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/33	950	1,157
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/34	1,800	2,077
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/34	650	788
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/35	1,275	1,565
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/35	525	633
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/36	1,200	1,469
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/36	500	600
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/37	2,000	2,283
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/37	275	329
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/38	1,500	1,708
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/38	250	298
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/39	200	238
Monmouth NJ Regional High School District GO	3.000%	2/1/31	1,755	1,939
Monmouth NJ Regional High School District GO	3.000%	2/1/32	1,255	1,370
Monmouth NJ Regional High School District GO	3.000%	2/1/33	1,015	1,098
Monroe Township NJ Board of Education GO	5.000%	3/1/25 (Prere.)	3,000	3,658
New Brunswick NJ GO	3.000%	2/15/30 (15)	3,880	4,223
New Brunswick NJ GO	3.000%	2/15/31 (15)	1,370	1,479
New Brunswick NJ GO	3.000%	2/15/32 (15)	1,370	1,464
New Brunswick NJ GO	3.000%	2/15/36 (15)	1,370	1,444
New Brunswick NJ GO	3.000%	2/15/37 (15)	1,370	1,440
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	666
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	502
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	613
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	644
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,248
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	477
New Jersey Building Authority Revenue	4.000%	6/15/30	605	602
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,207
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,750

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,234
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,638
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,360
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/39	5,000	5,042
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	13,965
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46	8,770	9,648
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	2,440	2,544
New Jersey Economic Development Authority Revenue	4.000%	6/15/24	425	432
New Jersey Economic Development Authority Revenue	5.000%	6/15/24 (Prere.)	2,150	2,551
New Jersey Economic Development Authority Revenue	5.250%	6/15/25 (Prere.)	550	683
New Jersey Economic Development Authority Revenue	4.000%	11/1/25	125	127
New Jersey Economic Development Authority Revenue	4.125%	6/15/26	2,515	2,558
New Jersey Economic Development Authority Revenue	4.125%	6/15/27	2,850	2,888
New Jersey Economic Development Authority Revenue	5.000%	6/15/28	245	257
New Jersey Economic Development Authority Revenue	5.250%	6/15/29	2,500	2,667
New Jersey Economic Development Authority Revenue	5.500%	6/15/29	5,000	5,495
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	5,475	5,961
New Jersey Economic Development Authority Revenue	5.000%	6/15/33	3,500	3,677
New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,420	1,513
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	6,000	6,293
New Jersey Economic Development Authority Revenue	5.000%	6/15/34	3,000	3,140
New Jersey Economic Development Authority Revenue	5.000%	6/15/34	1,180	1,251
New Jersey Economic Development Authority Revenue	5.000%	3/1/35	4,230	4,293
New Jersey Economic Development Authority Revenue	5.000%	6/15/35	1,800	1,875
New Jersey Economic Development Authority Revenue	4.000%	6/15/36	1,740	1,643
New Jersey Economic Development Authority Revenue	3.350%	7/15/36	325	285
New Jersey Economic Development Authority Revenue	4.000%	11/1/37	3,000	2,810

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	6/15/38	11,790	12,263
New Jersey Economic Development Authority Revenue	5.000%	6/15/40	9,335	9,514
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	9,450	9,777
New Jersey Economic Development Authority Revenue	5.000%	6/15/41	4,250	4,368
New Jersey Economic Development Authority Revenue	5.000%	6/15/42	5,000	5,141
New Jersey Economic Development Authority Revenue	5.000%	6/15/42	5,000	5,150
New Jersey Economic Development Authority Revenue	4.000%	11/1/44	3,000	2,744
New Jersey Economic Development Authority Revenue	5.000%	11/1/44	4,000	4,125
New Jersey Economic Development Authority Revenue	5.000%	6/15/47	10,000	10,240
New Jersey Economic Development Authority Revenue	4.625%	6/15/48	8,000	7,985
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,059
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	4.000%	6/15/29	1,330	1,334
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	5.000%	6/15/54	730	715
New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,062
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,672
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	3,845	4,100
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,372
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,015
New Jersey Economic Development Authority Revenue (Cigarette Tax)	4.250%	6/15/27	155	161
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,113
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,475
New Jersey Economic Development Authority Revenue (Cranes Mill Project)	5.000%	1/1/49	6,000	5,281
New Jersey Economic Development Authority Revenue (Department of the Treasury)	5.000%	6/15/26	425	455
New Jersey Economic Development Authority Revenue (Department of the Treasury)	5.000%	6/15/28	840	913
New Jersey Economic Development Authority Revenue (Lions Gate Project)	4.375%	1/1/24	500	477
New Jersey Economic Development Authority Revenue (Lions Gate Project)	5.250%	1/1/44	4,255	3,659

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/24 (14)	6,000	6,389
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	3,275	3,555
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	4,465	4,691
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/32	1,100	1,083
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/37	600	569
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/47	1,750	1,589
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,440
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,160
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.875%	6/1/20 (Prere.)	5,920	5,920
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30 (4)	650	785
New Jersey Economic Development Authority Revenue (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42 (4)	10,000	11,463
New Jersey Economic Development Authority Revenue (Provident Group - Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/30	1,515	1,545
New Jersey Economic Development Authority Revenue (Provident Group - Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,007
New Jersey Economic Development Authority Revenue (Provident Group - Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	12,419
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,119
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,256

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	2,809
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	6,360	7,046
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	5,000	5,539
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22 (Prere.)	4,005	4,437
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	940	969
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	300	310
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,615
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	3,265	3,389
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,568
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	3,210	3,590
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	125	129
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26	3,105	3,328
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,091
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	2,000	2,201
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,030
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,000	3,337
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	11/1/27	615	621
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	7,123
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,220	2,494
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	9,055	10,249
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,273
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31	3,890	4,024
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,156
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31	100	108
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/32	1,265	1,358
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,588
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,778

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	2,620	2,760
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/36	6,000	6,296
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/37	1,440	1,507
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/38	1,280	1,336
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	6/15/44	2,500	2,292
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/44	1,500	1,548
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/48	3,585	3,676
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	6/15/49	2,500	2,261
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/49	3,400	3,490
[1]	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.170%	6/5/20 LOC	17,100	17,100
	New Jersey Economic Development Authority Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,723
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/35	900	944
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40	1,565	1,551
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43	3,545	3,659
	New Jersey Economic Development Authority Revenue (Team Academy Charter School Project)	5.000%	12/1/48	2,500	2,627
	New Jersey Economic Development Authority Revenue (Transit Transportation Project)	4.000%	11/1/38	1,090	1,017
	New Jersey Economic Development Authority Revenue (Transit Transportation Project)	4.000%	11/1/39	1,115	1,036
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/24	2,000	1,914
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	5.000%	7/1/29	2,000	1,971
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	5,790
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/38	720	679
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,905	7,116
	New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	4.000%	7/1/29	350	358

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/38	350	368
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/50	1,100	1,136
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,155
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/29	750	863
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,059
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,318
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,314
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,617
New Jersey Educational Facilities Authority Revenue (Higher Education Capital Improvement Fund)	4.000%	9/1/25	105	107
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	4.000%	9/1/26	320	324
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/26	1,100	1,156
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,866
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/31	13,385	15,273
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/32	1,730	1,963
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,518
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33	75	85
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,215
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,319
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,267
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/39	8,015	8,637
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/40	4,065	4,333
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,059
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32	3,000	3,814
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32	1,000	1,271
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34	1,825	2,302
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/36	4,975	6,228

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,507
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,578
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,654
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,908
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,909
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,151
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,349
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,481
New Jersey Educational Facilities Authority Revenue (Rider University)	5.000%	7/1/47	1,845	1,751
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/24 (4)	1,090	1,244
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/30 (4)	565	661
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,271
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,050
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33	430	464
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/34	850	916
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/37	1,595	1,706
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,277
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,138
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,556
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,082
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/22	430	456
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/32	2,530	2,862
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/33	2,340	2,630
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/34	2,340	2,623
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/34	940	1,095
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/35	1,485	1,660
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/35	565	656

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/36	1,095	1,267
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/37	1,100	1,267
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/38	990	1,137
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/39	1,050	1,202
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/40	1,290	1,472
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,197
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/45	6,220	7,007
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,911
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	3.000%	7/1/50	3,925	3,542
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	4.000%	7/1/50	9,175	9,267
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/28	3,000	3,402
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/30	4,000	4,497
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/31	6,250	6,993
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	2,890	3,216
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	2,475	2,742
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,689
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,397
New Jersey Educational Facilities Authority Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,920
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,496
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,682
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	2,009
New Jersey GO	3.000%	6/1/25	10,000	10,480
New Jersey GO	5.000%	6/1/31	4,590	5,235
New Jersey GO	5.000%	6/1/31	4,000	4,772
New Jersey GO	5.000%	6/1/32	2,760	3,133
New Jersey GO	2.250%	6/1/34	5,065	4,880
New Jersey GO	2.250%	6/1/34 (15)	2,405	2,387
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,444
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,173

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	95
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	610
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	363
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	17,744
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/30	6,515	7,192
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/43	6,900	7,237
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/44	17,790	19,392
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/24	4,500	5,105
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/25	5,000	5,804
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/26	5,000	5,916
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/27	3,645	3,949
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/32	2,000	2,207
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/34	1,280	1,476
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/36	5,000	5,717
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/31	2,345	2,874
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/32	2,370	2,886
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/33	3,315	4,016
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/35	6,925	8,335
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/37	6,755	8,078
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38	2,500	2,982
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/39	8,000	9,521

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/52	3,000	3,512
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/57	5,000	5,843
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.250%	7/1/57	6,250	7,568
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/25	4,380	4,619
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	425	453
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/31	700	777
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/32	800	885
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/33	1,615	1,780
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/34	1,415	1,557
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/45	4,050	4,379
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center)	4.000%	7/1/45	65	68
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	190	218
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28	5,130	6,051
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30	5,000	5,847
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/33	2,220	2,551
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/34	2,725	3,124
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/35	2,500	2,910
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/36	2,365	2,743

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/37	2,000	2,313
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/41	4,145	4,430
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/42	3,000	3,422
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/46	2,000	2,234
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47	15,335	16,309
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/31	2,000	2,390
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/32	2,630	3,126
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/33	3,340	3,952
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/34	2,190	2,585
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/39	5,000	5,825
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/32	1,000	1,116
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/33	2,150	2,392
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/34	1,200	1,333
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.250%	7/1/35	7,070	7,632
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/39	3,500	3,852
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/43	4,000	4,374
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.500%	7/1/43	8,010	8,646
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/31	2,500	2,912

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/33	5,080	5,859
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/43	20,775	23,435
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	0.000%	7/1/21 (ETM)	1,260	1,255
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/28	1,560	1,797
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29	1,335	1,527
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30	1,100	1,249
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/31	1,200	1,356
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.125%	7/1/33	3,420	3,443
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/35	3,185	3,535
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/36	1,000	1,106
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41	9,795	10,725
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,060	13,318
New Jersey Health Care Facilities Financing Authority Revenue (St. Luke’s Warren Hospital Obligated Group)	5.000%	8/15/31	540	587
New Jersey Health Care Facilities Financing Authority Revenue (St. Luke’s Warren Hospital Obligated Group)	4.500%	8/15/43	5,800	6,077
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	6.250%	7/1/35	2,115	2,185
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/26	50	60
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/27	1,165	1,386
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/28	1,000	1,180

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/29	2,875	3,378
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30	800	930
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30	2,745	3,193
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,162
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,095
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,766
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	3,780	3,801
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,225
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/30	1,530	1,906
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/32	2,455	3,002
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/33	3,305	4,016
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/34	2,000	2,422
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/35	1,000	1,109
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/36	2,000	2,208
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/37	2,130	2,340
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/38	5,510	6,037
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/39	1,730	1,890
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/44	10,000	10,793
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	3.000%	7/1/49	7,500	7,230
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,439
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,756
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.020%	6/1/20 LOC	21,810	21,810
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.020%	6/1/20 LOC	21,300	21,300
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/21	1,905	1,905
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23	5,480	6,173

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,630	4,193
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25	610	610
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26	550	550
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.375%	12/1/29	6,000	5,755
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	3.950%	11/1/43	1,100	1,211
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	3.750%	11/1/45	1,000	1,063
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	4.100%	11/1/47	675	733
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	4.000%	11/1/48	825	906
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	3.050%	11/1/49	865	907
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	3.900%	11/1/50	3,000	3,185
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Revenue	4.100%	11/1/53	500	550
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.500%	10/1/34	7,170	7,792
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.750%	10/1/35	8,860	9,883
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.850%	10/1/39	5,255	5,651
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.950%	10/1/44	3,185	3,410
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.000%	4/1/49	2,390	2,556
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	3,000	3,296
New Jersey Institute of Technology Revenue	5.000%	7/1/31	925	1,160
New Jersey Institute of Technology Revenue	5.000%	7/1/33	330	408
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,749
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,123
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	135	138
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	595	622
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	13,975	15,248
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,580	7,147
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,805	6,274
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	270	292

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	9,550	10,268
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	11,600	12,472
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.100%	6/15/31	125	127
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	12,285	13,147
New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/21 (4)	295	315
New Jersey Transportation Trust Fund Authority Revenue	5.500%	12/15/21 (14)	315	325
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/24 (12)	100	92
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/26 (13)(2)	825	737
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/30	1,000	1,083
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,076
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/32	1,000	1,067
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32	3,000	3,192
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/33	1,000	1,059
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	2,810	2,973
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/34	1,000	1,055
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	3,250	3,421
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/35	1,000	1,049
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	2,325	2,433
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/36	1,000	944
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36	2,370	2,473
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/37	6,000	5,637
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37 (15)	2,610	2,614
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/38	6,000	5,614
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38	1,855	1,787
New Jersey Transportation Trust Fund Authority Revenue	3.250%	6/15/39	1,000	849

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/44	7,115	6,523
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/44	2,000	2,059
New Jersey Transportation Trust Fund Authority Revenue	3.500%	6/15/46	4,520	3,810
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/50	9,130	8,234
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50	2,000	2,046
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	4,500	4,625
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27	4,880	5,060
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	215	230
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/29	2,000	2,134
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/30	320	319
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/31	1,500	1,555
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31	5,315	5,221
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32	10,040	10,223
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33	3,000	3,048
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36	7,600	7,178
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36	850	386
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38	3,030	3,061
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.125%	6/15/39	2,525	2,391
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,400	5,558
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	5,200	5,372
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43	5,500	5,772
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46	5,385	5,478
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46	3,000	3,081
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.500%	6/15/49	5,200	5,074
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	200	200
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	2,570	2,572
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/21 (Prere.)	385	408

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	250	261
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/23	3,950	3,499
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23 (2)	100	106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24 (2)	1,045	894
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24	550	467
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	380	309
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,315	1,070
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/26	445	467
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	5,850	4,538
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,569
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,955	2,777
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28 (2)	945	675
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	2,785	2,882
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29 (4)	10,060	7,932
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/30	3,565	3,615
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/31	5,395	5,466
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	6,015	6,109
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31 (14)	14,190	8,992
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	12,875	7,710
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	8,615	8,948
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	19,280	13,439
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	1,080	614
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	625	355
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/32	1,000	1,070
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33	3,670	1,966
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33	5,000	2,679
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/33	1,000	1,063

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34	405	207
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34	1,175	599
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35	170	82
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	3,000	3,027
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36	6,760	3,070
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37	1,850	793
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37	5,785	2,481
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	9,725	3,931
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	3,855	1,558
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	315	120
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/39	10,620	9,861
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/40	1,805	653
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,689
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,610
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,565	3,154
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20	23
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,783
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	18
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,516
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,568
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	20	22
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,395	3,859
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,919
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	7,100	8,577
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,218
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,720
	New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	717
	New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,890	4,664
	New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,748
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,755	11,657
	New Jersey Turnpike Authority Revenue	5.000%	1/1/40	3,000	3,558
	New Jersey Turnpike Authority Revenue	4.000%	1/1/43	12,525	13,547
	New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,377
	New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,008
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48	170	184
	New Jersey Turnpike Authority Revenue	5.000%	1/1/48	4,000	4,725
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.170%	6/5/20 LOC	15,535	15,535
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.340%	6/5/20	10,615	10,615

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Newark NJ Housing Authority Port Authority - Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32 (14)	2,500	2,832
	Newark NJ Housing Authority Port Authority - Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	4.000%	1/1/37	8,600	9,601
	North Brunswick NJ Township Board of Education GO	3.250%	8/15/31	395	444
	North Brunswick NJ Township Board of Education GO	3.375%	8/15/36	1,940	2,126
	North Brunswick NJ Township Board of Education GO	3.375%	8/15/37	1,695	1,847
	Passaic County NJ GO	3.000%	5/1/32	540	614
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/34	1,000	1,254
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/35	1,200	1,496
	Passaic County NJ Improvement Authority Lease Revenue	5.000%	5/1/33	720	856
	Passaic County NJ Improvement Authority Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	2,989
	Passaic NJ GO	1.000%	12/1/35	1,675	1,397
	Pennsauken Township NJ School District GO	4.000%	7/15/38	2,525	2,776
	Pinelands NJ Regional School District GO	4.000%	3/1/24	230	257
	Plainfield NJ Board of Education GO	5.000%	8/1/20 (15)	1,470	1,481
	Plainfield NJ Board of Education GO	5.000%	8/1/22 (15)	1,600	1,761
	Plainfield NJ Board of Education GO	5.000%	8/1/24 (15)	1,000	1,185
	Plainfield NJ Board of Education GO	5.000%	8/1/25 (15)	1,000	1,221
[2]	Port Authority of New York & New Jersey Revenue	5.375%	3/1/28	1,280	1,501
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/34	7,000	7,836
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	2,000	2,392
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	5,560	6,857
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/36	5,000	5,954
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37	3,630	4,095
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/38	3,605	4,322
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	4,000	4,494
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/39	4,555	5,100
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/39	4,090	4,637
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	5,000	5,490

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/45	2,000	2,208
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/47	4,000	4,611
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	3,740	4,409
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/49	4,125	4,544
	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	5,080	5,942
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	5,010	5,959
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	4,000	4,585
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	3,000	3,473
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	4,405	5,173
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.160%	6/5/20	20	20
	Rancocas Valley NJ Regional High School District GO	3.000%	3/15/39	1,300	1,387
	Rancocas Valley NJ Regional High School District GO	3.000%	3/15/40	1,300	1,384
	Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	350	398
	Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	7,000	7,967
	Rutgers State University New Jersey Revenue	5.000%	5/1/23 (Prere.)	14,290	16,264
	Rutgers State University New Jersey Revenue VRDO	0.050%	6/1/20	12,195	12,195
	Salem County NJ	3.000%	6/15/32 (15)	640	692
	Salem County NJ	3.000%	6/15/33 (15)	270	290
	Somers Point NJ GO	3.000%	10/1/23	1,165	1,264
	Somers Point NJ GO	3.000%	10/1/24	1,265	1,400
	Somers Point NJ GO	4.000%	10/1/26	1,360	1,624
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,507
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,521
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,185
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	2,967
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22 (Prere.)	2,050	2,282
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	250	266
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,237
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,293
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,129
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28 (4)	200	236
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28 (4)	1,140	1,345

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	240	253
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29 (4)	500	592
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	450	490
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30 (4)	500	585
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31 (4)	500	579
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32 (4)	500	574
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	750	809
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/33 (4)	500	571
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	10,925	11,613
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24	1,000	1,135
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25	1,200	1,396
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,405	1,668
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28	1,955	2,409
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	1,500	1,835
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,500	1,824
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	3,500	4,232
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	2,850	3,422
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33	2,750	3,281
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34	2,000	2,377
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	2,500	2,958
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	2,000	2,355
Tobacco Settlement Financing Corp. New Jersey Revenue	4.000%	6/1/37	3,000	3,259
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	2,000	2,346
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	12,765	14,007
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	2,500	2,621
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46	13,000	14,508
Toms River NJ Board of Education GO	3.000%	7/15/29	1,500	1,662
Toms River NJ Board of Education GO	3.000%	7/15/30	1,150	1,265

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Toms River NJ Board of Education GO	3.000%	7/15/31	1,500	1,637
Toms River NJ Board of Education GO	3.000%	7/15/32	640	692
Toms River NJ Board of Education GO	3.000%	7/15/33	2,000	2,147
Toms River NJ Board of Education GO	3.000%	7/15/38	2,675	2,800
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,293
Trenton NJ GO	5.000%	7/15/40 (4)	500	607
Union City NJ GO	5.000%	11/1/23	1,060	1,179
Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	0.030%	6/1/20	800	800
Union Township NJ Union City GO	1.000%	8/1/32	1,094	990
West Deptford Township NJ GO	2.000%	2/15/24	385	408
West Deptford Township NJ GO	3.000%	2/15/30	645	717
West Deptford Township NJ GO	3.000%	2/15/32	640	700
Woodland Park NJ GO	3.000%	7/15/24	435	478
				2,327,628
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	175	174
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	610	602
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	520	457
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,204	950
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,132	819
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	130	85
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	5,121	4,916
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	367	352
				8,355
Guam (0.3%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,157
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,223
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,449
[3] Guam Waterworks Authority Water & Wastewater System Revenue	5.000%	1/1/50	500	553
				6,382
Total Tax-Exempt Municipal Bonds (Cost $2,277,347)				2,342,365
Other Assets and Liabilities—Net (0.9%)				20,312
Net Assets (100%)				2,362,677

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $43,270,000, representing 1.8% of net assets.
2	Securities with a value of $168,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2020	(8)	(1,744)	4

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers Cost ($2,277,347)	2,342,365
Investment in Vanguard	109
Cash	97
Receivables for Investment Securities Sold	185
Receivables for Accrued Income	35,516
Receivables for Capital Shares Issued	1,769
Other Assets	136
Total Assets	2,380,177
Liabilities
Payables for Investment Securities Purchased	13,021
Payables for Capital Shares Redeemed	2,537
Payables for Distributions	1,808
Payables to Vanguard	114
Variation Margin Payable—Futures Contracts	20
Total Liabilities	17,500
Net Assets	2,362,677

At May 31, 2020, net assets consisted of:

Paid-in Capital	2,291,420
Total Distributable Earnings (Loss)	71,257
Net Assets	2,362,677

Investor Shares—Net Assets
Applicable to 23,323,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	281,066
Net Asset Value Per Share—Investor Shares	$12.05

Admiral Shares—Net Assets
Applicable to 172,739,173 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,081,611
Net Asset Value Per Share—Admiral Shares	$12.05

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	40,574
Total Income	40,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative—Investor Shares	179
Management and Administrative—Admiral Shares	758
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Admiral Shares	60
Custodian Fees	8
Shareholders’ Reports—Investor Shares	30
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	1
Total Expenses	1,234
Expenses Paid Indirectly	(7)
Net Expenses	1,227
Net Investment Income	39,347
Realized Net Gain (Loss)
Investment Securities Sold	9,306
Futures Contracts	(632)
Realized Net Gain (Loss)	8,674
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(89,007)
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	(89,018)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,997)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,347	78,170
Realized Net Gain (Loss)	8,674	12,718
Change in Unrealized Appreciation (Depreciation)	(89,018)	129,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,997)	220,225
Distributions[1]
Investor Shares	(6,195)	(9,467)
Admiral Shares	(47,470)	(77,076)
Total Distributions	(53,665)	(86,543)
Capital Share Transactions
Investor Shares	2,155	46,437
Admiral Shares	(43,208)	224,674
Net Increase (Decrease) from Capital Share Transactions	(41,053)	271,111
Total Increase (Decrease)	(135,715)	404,793
Net Assets
Beginning of Period	2,498,392	2,093,599
End of Period	2,362,677	2,498,392

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.49	$11.78	$12.09	$11.69	$12.00	$12.22
Investment Operations
Net Investment Income	.192[1]	.402[1]	.419[1]	.425[1]	.430	.427
Net Realized and Unrealized Gain (Loss) on Investments	(.369)	.758	(.242)	.494	(.289)	(.167)
Total from Investment Operations	(.177)	1.160	.177	.919	.141	.260
Distributions
Dividends from Net Investment Income	(.191)	(.403)	(.420)	(.422)	(.430)	(.427)
Distributions from Realized Capital Gains	(.072)	(.047)	(.067)	(.097)	(.021)	(.053)
Total Distributions	(.263)	(.450)	(.487)	(.519)	(.451)	(.480)
Net Asset Value, End of Period	$12.05	$12.49	$11.78	$12.09	$11.69	$12.00
Total Return[2]	-1.45%	10.00%	1.49%	8.03%	1.06%	2.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$290	$229	$235	$234	$241
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.28%	3.53%	3.57%	3.50%	3.54%
Portfolio Turnover Rate	11%	12%	19%	19%	19%	25%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.49	$11.78	$12.09	$11.69	$12.00	$12.22
Investment Operations
Net Investment Income	.197[1]	.413[1]	.429[1]	.437[1]	.443	.436
Net Realized and Unrealized Gain (Loss) on Investments	(.369)	.757	(.242)	.494	(.289)	(.167)
Total from Investment Operations	(.172)	1.170	.187	.931	.154	.269
Distributions
Dividends from Net Investment Income	(.196)	(.413)	(.430)	(.434)	(.443)	(.436)
Distributions from Realized Capital Gains	(.072)	(.047)	(.067)	(.097)	(.021)	(.053)
Total Distributions	(.268)	(.460)	(.497)	(.531)	(.464)	(.489)
Net Asset Value, End of Period	$12.05	$12.49	$11.78	$12.09	$11.69	$12.00
Total Return[2]	-1.41%	10.09%	1.57%	8.14%	1.16%	2.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,082	$2,208	$1,865	$1,875	$1,742	$1,738
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.20%	3.36%	3.61%	3.67%	3.60%	3.62%
Portfolio Turnover Rate	11%	12%	19%	19%	19%	25%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

New Jersey Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. During the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,342,365	—	2,342,365
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20	—	—	20

1 Represents variation margin on the last day of the reporting period.

New Jersey Long-Term Tax-Exempt Fund

E. As of May 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,279,830
Gross Unrealized Appreciation	90,264
Gross Unrealized Depreciation	(27,725)
Net Unrealized Appreciation (Depreciation)	62,539

F. During the six months ended May 31, 2020, the fund purchased $271,290,000 of investment securities and sold $347,423,000 of investment securities, other than U.S. government securities and temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $118,130,000 and $161,090,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2020		November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,754	5,375	99,631	8,139
Issued in Lieu of Cash Distributions	5,216	423	7,830	640
Redeemed	(68,815)	(5,702)	(61,024)	(4,993)
Net Increase (Decrease)—Investor Shares	2,155	96	46,437	3,786
Admiral Shares
Issued	181,576	14,755	384,692	31,557
Issued in Lieu of Cash Distributions	33,556	2,721	53,692	4,389
Redeemed	(258,340)	(21,463)	(213,710)	(17,490)
Net Increase (Decrease)—Admiral Shares	(43,208)	(3,987)	224,674	18,456

H. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard New Jersey Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New Jersey Long-Term Tax-Exempt Fund’s Program, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.